As filed with the Securities and Exchange Commission on November 29, 2004.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of Registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036
(Name and address of agent for service)

1-800-688-LKCM
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2004 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.1%
Aerospace & Defense - 2.7%
Aviall, Inc. (a)	188,300	$3,841,320
KVH Industries, Inc. (a)	98,900	714,058
Teledyne Technologies, Inc. (a)	155,300	3,888,712
		8,444,090
Air Freight & Logistics - 3.0%
EGL, Inc. (a)	200,000	6,052,000
Pacer International, Inc. (a)	203,500	3,337,400
		9,389,400
Beverages - 0.8%
Cott Corp. (a)(b)	83,700	2,413,908

Chemicals - 1.4%
Millennium Chemicals, Inc. (a)	215,000	4,560,150

Commercial Banks - 7.1%
Cullen/Frost Bankers, Inc.	100,000	4,647,000
First State Bancorp.	46,000	1,450,380
Glacier Bancorp, Inc.	98,750	2,879,550
Hibernia Corp. - Class A	125,000	3,301,250
SNB Bancshares, Inc./Texas (a)	24,000	287,520
Southwest Bancorp. of Texas, Inc.	170,000	3,423,800
Texas Regional Bancshares, Inc. - Class A	210,000	6,528,900
		22,518,400

Commercial Services & Supplies - 6.0%
Allied Waste Industries, Inc. (a)	243,000	2,150,550
Laureate Education, Inc. (a)	90,100	3,353,522
Mobile Mini, Inc. (a)	210,000	5,208,000
Waste Connections, Inc. (a)	127,500	4,039,200
Watson Wyatt & Co. Holdings	154,600	4,065,980
		18,817,252
Communications Equipment - 2.4%
Harris Corp.	80,000	4,395,200
Tekelec (a)	190,000	3,169,200
		7,564,400
Consumer Finance - 1.1%
MoneyGram International, Inc.	200,500	3,424,540

Containers & Packaging - 1.1%
Packaging Corp of America	145,000	3,548,150

Electronic Equipment & Instruments - 1.9%
Anixter International, Inc.	103,700	3,638,833
Photon Dynamics, Inc. (a)	112,500	2,283,750
		5,922,583

Energy Equipment & Services - 2.6%
Hanover Compressor Co. (a)	292,200	3,930,090
Hydril (a)	100,000	4,295,000
		8,225,090

Food & Staples Retailing - 2.4%
Longs Drug Stores Corp.	142,200	3,441,240
United Natural Foods, Inc. (a)	152,200	4,048,520
		7,489,760

Health Care Equipment & Supplies - 2.7%
Sybron Dental Specialties, Inc. (a)	75,000	2,226,750
VISX, Inc. (a)	150,000	3,090,000
Wright Medical Group, Inc. (a)	122,300	3,072,176
		8,388,926

Health Care Providers & Services - 3.6%
Province Healthcare Co. (a)	213,500	4,466,420
PSS World Medical, Inc. (a)	276,300	2,774,052
Triad Hospitals, Inc. (a)	116,300	4,005,372
		11,245,844

Hotels Restaurants & Leisure - 4.6%
La Quinta Corp. - Paired (a)(c)	430,000	3,354,000
Life Time Fitness, Inc. (a)	122,000	3,130,520
Penn National Gaming, Inc. (a)	85,000	3,434,000
P.F. Chang's China Bistro, Inc. (a)	92,700	4,495,023
		14,413,543

Household Durables - 1.9%
Levitt Corp. - Class A	130,000	3,049,800
WCI Communities, Inc. (a)	127,500	2,970,750
		6,020,550

Insurance - 1.8%
Bristol West Holdings, Inc.	155,300	2,661,842
Triad Guaranty, Inc. (a)	55,000	3,051,400
		5,713,242

Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)	47,200	1,589,696

Internet Software & Services - 1.0%
j2 Global Communications, Inc. (a)	105,000	3,316,950

IT Services - 1.0%
Iron Mountain, Inc. (a)	90,000	3,046,500

Leisure Equipment & Products - 1.9%
Arctic Cat, Inc.	87,400	2,268,030
The Nautilus Group, Inc.	170,700	3,856,113
		6,124,143

Machinery - 5.8%
Albany International Corp. - Class A	105,000	3,130,050
Lindsay Manufacturing Co.	225,000	6,036,750
Reliance Steel & Aluminum Co.	131,250	5,210,625
Watts Water Technologies, Inc. - Class A	145,000	3,893,250
		18,270,675

Marine - 3.1%
Kirby Corp. (a)	240,000	9,636,000

Media - 2.4%
Catalina Marketing Corp.	115,400	2,663,432
Gray Television, Inc.	214,600	2,553,740
Sirius Satellite Radio, Inc. (a)	775,000	2,480,000
		7,697,172

Metals & Mining - 2.2%
Allegheny Technologies, Inc.	200,000	3,650,000
Pan American Silver Corp. (a)(b)	192,000	3,269,760
		6,919,760

Oil & Gas - 5.3%
Cabot Oil & Gas Corp.	67,500	3,030,750
Carrizo Oil & Gas, Inc. (a)	308,400	2,951,388
Denbury Resources, Inc. (a)	160,000	4,064,000
Encore Acquisition Co. (a)	100,000	3,450,000
St. Mary Land & Exploration Co.	80,000	3,184,800
		16,680,938

Paper & Forest Products - 2.0%
Louisiana-Pacific Corp.	114,100	2,960,895
Pope & Talbot, Inc.	190,000	3,344,000
		6,304,895

Pharmaceuticals - 0.6%
Bentley Pharmaceuticals, Inc. (a)	194,500	2,059,755

Real Estate - 1.0%
FelCor Lodging Trust, Inc. (a)	290,000	3,279,900

Real Estate Investment Trusts - 0.8%
American Financial Realty Trust	170,000	2,398,700

Road & Rail - 3.4%
J.B. Hunt Transport Services, Inc.	73,500	2,729,790
Landstar System, Inc. (a)	98,000	5,750,640
RailAmerica, Inc. (a)	16,666	184,159
RailAmerica, Inc. (a)(d)
(Acquired 2/19/1999,
(Cost $1,703,756)	193,334	2,136,341
		10,800,930
Semiconductor & Semiconductor Equipment - 1.9%
Cymer, Inc. (a)	87,100	2,496,286
FormFactor, Inc. (a)	140,000	2,711,800
Kopin Corp. (a)	165,000	671,550
		5,879,636

Software - 5.1%
Activision, Inc. (a)	177,650	2,464,005
Captiva Software Corp. (a)	409,900	4,590,880
Embarcadero Technologies, Inc. (a)	340,100	2,877,246
Macromedia, Inc. (a)	96,100	1,929,688
Motive, Inc. (a)	150,000	1,684,500
SERENA Software, Inc. (a)	158,700	2,655,051
		16,201,370

Specialty Retail - 6.0%
Boise Cascade Corp.	100,000	3,328,000
Cabela's, Inc. - Class A (a)	45,000	1,073,250
Charming Shoppes, Inc. (a)	320,000	2,278,400
Gander Mountain Co. (a)	173,700	3,476,606
Jos. A. Bank Clothiers, Inc. (a)	134,875	3,733,340
Tractor Supply Co. (a)	160,000	5,030,400
		18,919,996

Thrifts & Mortgage Finance - 0.5%
City Bank	44,255	1,548,040

Trading Companies & Distributors - 1.3%
Hughes Supply, Inc.	140,000	4,209,800

Wireless Telecommunication Services - 1.2%
SBA Communications Corp. - Class A (a)	535,000	3,745,000

Total common stocks - 94.1%
(cost $203,795,955)		296,729,684

SHORT-TERM INVESTMENTS - 5.9%
Dreyfus Cash Management Fund - Investor Shares
1.27%	$9,275,813	9,275,813
Nations Money Market Reserves - Capital Shares
1.55%	9,390,000	9,390,000

Total short-term investments		18,665,813
(cost $18,665,813)

Total Investments - 100.0%		315,395,497
(cost $222,461,768)

Other Liabilities in Excess of Assets - 0.0%		(128,270)
Total Net Assets - 100.0%		$315,267,227

(a) -Non-income producing security.
(b) -Foreign security.
(c) -Security represents equal ownership of LaQuinta Properties, Inc. - Class B and LaQuinta Corp. common stock.
(d) -Restricted security. Purchased shares in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

LKCM Equity Fund
Schedule of Investments
September 30, 2004 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 6.4%
Honeywell International, Inc.	24,000	$860,640
Raytheon Co.	22,000	835,560
United Technologies Corp.	5,000	466,900
		2,163,100

Beverages - 3.2%
The Coca-Cola Co.	9,000	360,450
PepsiCo, Inc.	15,000	729,750
		1,090,200

Building Products - 1.8%
Masco Corp.	18,000	621,540

Capital Markets - 1.8%
The Bank of New York Co., Inc.	11,000	320,870
Morgan Stanley	5,700	281,010
		601,880

Chemicals - 1.3%
E. I. du Pont de Nemours & Co.	10,000	428,000

Commercial Banks - 4.9%
Bank of America Corp.	20,000	866,600
Hibernia Corp. - Class A	15,000	396,150
Wells Fargo & Co.	7,000	417,410
		1,680,160

Commercial Services & Supplies - 3.3%
Allied Waste Industries, Inc. (a)	60,000	531,000
Waste Management, Inc.	22,000	601,480
		1,132,480

Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	25,000	452,500
Motorola, Inc.	34,000	613,360
		1,065,860

Computers & Peripherals - 5.3%
Dell, Inc. (a)	25,700	914,920
EMC Corp. (a)	40,000	461,600
International Business Machines Corp.	5,000	428,700
		1,805,220

Containers & Packaging - 2.8%
Temple-Inland, Inc.	14,000	940,100

Diversified Financial Services - 2.2%
Citigroup, Inc.	9,000	397,080
JPMorgan Chase & Co.	8,580	340,883
		737,963

Diversified Telecommunication Services - 4.5%
SBC Communications, Inc.	30,000	778,500
Verizon Communications, Inc.	19,500	767,910
		1,546,410

Energy Equipment & Services - 4.3%
BJ Services Co.	9,000	471,690
Halliburton Co.	16,000	539,040
Noble Corp. (a)(b)	10,000	449,500
		1,460,230

Food & Staples Retailing - 1.0%
CVS Corp.	8,000	337,040

Food Products - 1.3%
McCormick & Co., Inc. (c)	12,600	432,684

Health Care Providers & Services - 1.0%
Omnicare, Inc.	12,000	340,320

Household Durables - 1.1%
Newell Rubbermaid, Inc.	19,500	390,780

Household Products - 4.3%
Kimberly-Clark Corp.	11,500	742,785
The Procter & Gamble Co.	13,000	703,560
		1,446,345

Industrial Conglomerates - 3.3%
General Electric Co.	24,000	805,920
Tyco International Ltd. (b)	10,000	306,600
		1,112,520

Insurance - 2.5%
American International Group, Inc.	4,200	285,558
Prudential Financial, Inc.	12,000	564,480
		850,038

Media - 4.8%
Clear Channel Communications, Inc.	15,000	467,550
Gannett Co., Inc.	8,000	670,080
Time Warner, Inc. (a)	30,000	484,200
		1,621,830

Multiline Retail - 1.1%
Kohl's Corp. (a)	7,500	361,425

Oil & Gas - 10.7%
Anadarko Petroleum Corp.	7,000	464,520
Burlington Resources, Inc.	13,000	530,400
EOG Resources, Inc.	9,000	592,650
Exxon Mobil Corp.	18,000	869,940
Kerr-McGee Corp.	6,500	372,125
Noble Energy, Inc.	8,000	465,920
XTO Energy, Inc.	10,600	344,288
		3,639,843

Pharmaceuticals - 6.3%
Abbott Laboratories	10,000	423,600
Merck & Co., Inc.	10,000	330,000
Pfizer, Inc.	16,400	501,840
Schering-Plough Corp.	35,000	667,100
Teva Pharmaceutical Industries, Ltd. - ADR (b)	8,000	207,600
		2,130,140

Semiconductor & Semiconductor Equipment - 3.0%
Intel Corp.	25,000	501,500
Texas Instruments, Inc.	25,000	532,000
		1,033,500

Software - 6.0%
BMC Software, Inc. (a)	25,000	395,250
Microsoft Corp.	20,000	553,000
Oracle Corp. (a)	50,000	564,000
VERITAS Software Corp. (a)	30,000	534,000
		2,046,250

Specialty Retail - 5.0%
Boise Cascade Corp.	13,000	432,640
The Home Depot, Inc.	20,000	784,000
Tiffany & Co.	15,400	473,396
		1,690,036

Total common stocks
(Cost $27,598,757)		32,705,894

SHORT-TERM INVESTMENTS - 3.3%
Dreyfus Cash Management Fund - Investor Shares
1.27%	$110,472	110,472
Nations Money Market Reserves - Capital Shares
1.55%	1,000,000	1,000,000

Total short-term investments
(Cost $1,110,472)		1,110,472

Total Investments - 99.6%
(Cost $28,709,229)		33,816,366

Other Assets in Excess of Liabilities - 0.4%		124,036
Total Net Assets - 100.0%		$33,940,402

(a) -	Non-income producing security.
(b) -	Foreign security.
(c) -	Non-voting shares.
ADR -	American Depository Receipt.

LKCM Balanced Fund
Schedule of Investments
September 30, 2004 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 67.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	700	$71,470
Raytheon Co.	3,132	118,953
United Technologies Corp.	1,000	93,380
		283,803
Auto Components - 1.0%
Gentex Corp.	2,200	77,286

Beverages - 2.5%
The Coca-Cola Co.	2,300	92,115
PepsiCo, Inc.	2,200	107,030
		199,145

Capital Markets - 2.6%
The Bank of New York Co., Inc.	4,000	116,680
Mellon Financial Corp.	3,440	95,254
		211,934

Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,400	102,720

Commercial Banks - 4.1%
Bank of America Corp.	1,800	77,994
Cullen/Frost Bankers, Inc.	2,600	120,822
Wells Fargo & Co.	2,200	131,186
		330,002

Commercial Services & Supplies - 2.0%
H&R Block, Inc.	1,300	64,246
Waste Management, Inc.	3,500	95,690
		159,936

Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	3,900	70,590
Harris Corp.	1,900	104,386
Motorola, Inc.	4,500	81,180
		256,156

Computers & Peripherals - 2.4%
Dell, Inc. (a)	2,900	103,240
International Business Machines Corp.	1,000	85,740
		188,980

Containers & Packaging - 1.3%
Temple-Inland, Inc.	1,500	100,725

Diversified Financial Services - 1.1%
Citigroup, Inc.	2,066	91,152

Diversified Telecommunication Services - 3.4%
ALLTEL Corp.	1,600	87,856
SBC Communications, Inc.	3,500	90,825
Verizon Communications, Inc.	2,400	94,512
		273,193
Energy Equipment & Services - 2.5%
Noble Corp. (a)(b)	2,000	89,900
Schlumberger Ltd. (b)	1,650	111,062
		200,962
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	2,500	133,000

Food Products - 1.2%
Kraft Foods, Inc. - Class A	3,000	95,160

Health Care Equipment & Supplies - 2.9%
Alcon, Inc. (b)	1,400	112,280
Medtronic, Inc.	2,300	119,370
		231,650

Health Care Providers & Services - 2.2%
Omnicare, Inc.	1,900	53,884
Triad Hospitals, Inc. (a)	3,500	120,540
		174,424

Household Products - 2.2%
Colgate-Palmolive Co.	1,700	76,806
Kimberly-Clark Corp.	1,500	96,885
		173,691

Industrial Conglomerates - 2.0%
General Electric Co.	4,800	161,184

Insurance - 1.2%
American International Group, Inc.	1,452	98,721

IT Services - 3.8%
Automatic Data Processing, Inc.	3,000	123,960
First Data Corp.	2,600	113,100
SunGard Data Systems, Inc. (a)	3,000	71,310
		308,370

Media - 2.4%
Harte-Hanks, Inc.	4,000	100,040
Viacom, Inc. - Class B	2,887	96,888
		196,928

Multiline Retail - 1.4%
Kohl's Corp. (a)	2,300	110,837

Oil & Gas - 5.7%
Anadarko Petroleum Corp.	1,800	119,448
EOG Resources, Inc.	1,600	105,360
Exxon Mobil Corp.	2,800	135,324
Unocal Corp.	2,200	94,600
		454,732

Pharmaceuticals - 4.6%
Abbott Laboratories	1,900	80,484
Pfizer, Inc.	2,900	88,740
Schering-Plough Corp.	6,500	123,890
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	77,850
		370,964

Semiconductor & Semiconductor Equipment - 1.8%
Intel Corp.	2,900	58,174
Texas Instruments, Inc.	3,900	82,992
		141,166

Software - 1.1%
Microsoft Corp.	3,100	85,715

Specialty Retail - 2.5%
Boise Cascade Corp.	2,500	83,200
The Home Depot, Inc.	3,100	121,520
		204,720

Total common stocks
(Cost $5,006,914)		5,417,256

CONVERTIBLE PREFERRED STOCKS - 2.9%
Insurance - 2.0%
Prudential Financial, Inc.	2,300	160,586

Media - 0.9%
Tribune Co.	830	74,493

Total convertible preferred stocks
(Cost $223,157)		235,079

CORPORATE BONDS - 28.0%
Aerospace & Defense - 2.7%
Raytheon Co.
6.00% due 12/15/2010	$100,000	109,726
United Technologies Corp.
4.875% due 11/01/2006	100,000	103,987
		213,713

Capital Markets - 4.0%
The Bank of New York Co., Inc.
3.90% due 09/01/2007	100,000	101,556
Lehman Brothers Holdings, Inc.
8.25% due 06/15/2007	100,000	112,803
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	100,000	108,525
		322,884

Commercial Banks - 1.1%
Bancwest Corp.
8.30% due 01/15/2011	75,000	89,724

Communications Equipment - 1.5%
Harris Corp.
6.35% due 02/01/2028	110,000	118,090

Computers & Peripherals - 0.6%
International Business Machines Corp.
4.375% due 06/01/2009	50,000	51,110

Diversified Financial Services - 1.3%
Citicorp
6.75% due 08/15/2005	100,000	103,647

Diversified Telecommunication Services - 0.6%
Chesapeake & Potomac Telephone Co.
6.125% due 07/15/2005	50,000	51,427

Electric Services - 1.3%
FPL Group Capital, Inc.
3.25% due 04/11/2006	100,000	100,665

Electrical Equipment - 1.4%
Emerson Electric Co.
5.85% due 03/15/2009	100,000	108,330

Food & Staples Retailing - 2.1%
CVS Corp.
3.875% due 11/01/2007	85,000	86,148
Wal-Mart Stores, Inc.
5.45% due 08/01/2006	75,000	78,424
		164,572
IT Services - 1.3%
First Data Corp.
4.70% due 11/01/2006	100,000	103,613

Media - 1.3%
Viacom, Inc.
6.40% due 01/30/2006	100,000	104,717

Miscellaneous Business Credit Institutions - 2.4%
Pitney Bowes Credit Corp.
5.75% due 08/15/2008	100,000	108,077
Prudential Funding LLC (c)
6.60% due 05/15/2008
(Acquired 8/7/2003,
Cost $83,023)	75,000	83,413
		191,490
Multiline Retail - 0.8%
J.C. Penney Co., Inc.
6.50% due 12/15/2007	60,000	64,200

Oil & Gas - 4.0%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	100,000	98,919
Burlington Resources Finance Co. (b)
6.68% due 02/15/2011	100,000	112,390
EOG Resources, Inc.
6.50% due 12/01/2007	100,000	109,997
		321,306
Paper & Forest Products - 1.3%
Weyerhaeuser Co.
5.95% due 11/01/2008	100,000	107,695

Software - 0.3%
Oracle Corp.
6.91% due 02/15/2007	25,000	26,963

Total corporate bonds
(Cost $2,165,640)		2,244,146

SHORT-TERM INVESTMENTS - 1.1%
Nations Money Market Reserves - Capital Shares
1.55%	89,625	89,625

Total short-term investments
(Cost $89,625)		89,625

Total Investments - 99.6%
(Cost $7,485,336)		7,986,106

Other Assets in Excess of Liabilities - 0.4%		31,685
Total Net Assets - 100.0%		$8,017,791

(a) -	Non-income producing security.
(b) -	Foreign security.
(c) -	Restricted security. Purchased shares in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
ADR -	American Depository Receipt.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2004 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 85.1%
Aerospace & Defense - 6.4%
General Dynamics Corp.
4.50% due 08/15/2010	$1,400,000	$1,431,909
Lockheed Martin Corp.
8.20% due 12/01/2009	820,000	976,821
Raytheon Co.
6.00% due 12/15/2010	1,200,000	1,316,715
United Technologies Corp.
4.875% due 11/01/2006	840,000	873,492
7.125% due 11/15/2010	250,000	289,387
		4,888,324
Beverages - 2.5%
Anheuser-Busch Cos., Inc.
Callable 1/15/2006
5.75% due 01/15/2011	588,000	606,891
PepsiCo, Inc.
3.20% due 05/15/2007	500,000	502,404
5.75% due 01/15/2008	730,000	785,249
		1,894,544
Capital Markets - 7.5%
The Bank of New York Co. Inc.
5.20% due 07/01/2007	1,000,000	1,050,538
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	1,000,000	1,019,536
Lehman Brothers Holdings, Inc.
8.25% due 06/15/2007	1,000,000	1,128,025
Mellon Funding Corp.
6.40% due 05/14/2011	1,292,000	1,442,596
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	1,000,000	1,085,247
		5,725,942
Chemicals - 1.2%
Praxair, Inc.
3.95% due 06/01/2013	955,000	911,368

Commercial Banks - 6.1%
Bank of America Corp.
6.875% due 02/15/2005	1,000,000	1,016,150
6.375% due 02/15/2008	350,000	381,507
First Chicago Corp.
6.375% due 01/30/2009	1,000,000	1,098,346
SunTrust Banks, Inc.
6.25% due 06/01/2008	811,000	886,762
Wells Fargo Financial, Inc.
6.125% due 02/15/2006	1,231,000	1,287,477
		4,670,242
Commercial Services & Supplies - 5.1%
Allied Waste Industries, Inc.
5.75% due 02/15/2011	1,000,000	955,000
Block Financial Corp.
6.75% due 11/01/2004	1,155,000	1,159,046
8.50% due 04/15/2007	490,000	549,018
Waste Management, Inc.
7.375% due 08/01/2010	1,049,000	1,212,315
		3,875,379

Computers & Peripherals - 2.8%
Dell, Inc.
6.55% due 04/15/2008	1,000,000	1,100,541
Hewlett-Packard Co.
5.50% due 07/01/2007	1,000,000	1,057,784
		2,158,325

Containers & Packaging - 1.4%
Packaging Corp of America
5.75% due 08/01/2013	1,000,000	1,033,791

Diversified Financial Services - 1.7%
Citicorp
7.00% due 07/01/2007	1,157,000	1,269,455

Diversified Telecommunication Services - 2.1%
Alltel Corp.
6.75% due 09/15/2005	1,225,000	1,273,471
GTE Florida, Inc.
6.25% due 11/15/2005	330,000	342,793
		1,616,264

Electric Utilities - 4.2%
Progress Energy, Inc.
5.85% due 10/30/2008	1,000,000	1,065,139
Southern Co Capital Funding, Inc.
5.30% due 02/01/2007	1,000,000	1,057,288
TXU Corp.
6.375% due 06/15/2006	1,020,000	1,072,785
		3,195,212

Electrical Equipment - 1.5%
Emerson Electric Co.
5.85% due 03/15/2009	1,025,000	1,110,377

Energy Equipment & Services - 1.2%
Baker Hughes, Inc.
6.00% due 02/15/2009	857,000	929,740

Food & Staples Retailing - 2.1%
CVS Corp.
3.875% due 11/01/2007	535,000	542,226
Wal-Mart Stores, Inc.
5.45% due 08/01/2006	1,000,000	1,045,647
		1,587,873
Health Care Equipment & Supplies - 1.4%
Becton Dickinson & Co.
Callable 1/15/2005
8.70% due 01/15/2025	1,030,000	1,086,318

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.
6.75% due 02/15/2011	250,000	269,438
HCA, Inc.
5.25% due 11/06/2008	160,000	163,977
6.91% due 06/15/2005	1,000,000	1,022,854
		1,456,269
Household Products - 0.7%
Kimberly-Clark Corp.
7.10% due 08/01/2007	500,000	554,977

Industrial Conglomerates - 1.7%
Tyco International Group SA (a)
6.00% due 11/15/2013	950,000	1,027,089
6.125% due 11/01/2008	254,000	275,728
		1,302,817
IT Services - 0.9%
First Data Corp.
4.70% due 11/01/2006	235,000	243,490
6.375% due 12/15/2007	400,000	436,981
		680,471
Media - 3.5%
CBS Corp.
7.15% due 05/20/2005	1,045,000	1,075,669
Clear Channel Communications, Inc.
4.625% due 01/15/2008	725,000	738,862
Viacom, Inc.
5.625% due 08/15/2012	800,000	840,089
		2,654,620

Metals & Mining - 2.5%
Alcoa, Inc.
4.25% due 08/15/2007	750,000	770,935
Freeport-McMoRan Copper & Gold, Inc.
Callable 2/01/2007
10.125% due 02/01/2010	975,000	1,107,844
		1,878,779

Miscellaneous Business Credit Institutions - 1.4%
Pitney Bowes Credit Corp.
5.75% due 08/15/2008	1,000,000	1,080,767

Multiline Retail - 4.3%
Dollar General Corp.
Putable 6/15/2005
8.625% due 06/15/2010	1,095,000	1,264,725
J.C. Penney Co. Inc.
6.50% due 12/15/2007	915,000	979,050
Target Corp.
7.50% due 02/15/2005	1,000,000	1,018,217
		3,261,992

Oil & Gas - 13.0%
Amerada Hess Corp.
6.65% due 08/15/2011	1,050,000	1,160,918
Anadarko Petroleum Corp.
3.25% due 05/01/2008	1,150,000	1,137,575
Burlington Resources Finance Co. (a)
6.68% due 02/15/2011	1,070,000	1,202,572
Conoco, Inc.
6.35% due 04/15/2009	1,000,000	1,108,432
Devon Financing Corp. ULC
6.875% due 09/30/2011	1,000,000	1,129,854
EOG Resources, Inc.
6.50% due 12/01/2007	1,000,000	1,099,969
Kerr-McGee Corp.
6.875% due 09/15/2011	1,000,000	1,120,200
Transocean, Inc. (a)
6.625% due 04/15/2011	800,000	894,548
XTO Energy, Inc.
6.25% due 04/15/2013	1,000,000	1,097,180
		9,951,248

Paper & Forest Products - 1.4%
Weyerhaeuser Co.
5.95% due 11/01/2008	965,000	1,039,257

Personal Credit Institutions - 1.6%
American General Finance Corp.
5.875% due 12/15/2005	200,000	207,666
General Electric Capital Corp.
6.80% due 11/01/2005	1,000,000	1,045,012
		1,252,678

Real Estate - 2.7%
Camden Property Trust
7.00% due 11/15/2006	800,000	855,215
EOP Operating LP
5.875% due 01/15/2013	1,150,000	1,213,250
		2,068,465

Software - 2.3%
Computer Associates International, Inc.
6.375% due 04/15/2005	1,000,000	1,022,647
Oracle Corp.
6.91% due 02/15/2007	675,000	727,995
		1,750,642

Total corporate bonds		64,886,136
(Cost $63,677,324)

FIRST MORTGAGE BOND - 1.4%
Electric Utilities - 1.4%
PP&L, Inc.
6.55% due 03/01/2006	1,000,000	1,049,358

Total first mortgage bond		1,049,358
(Cost $984,825)

U.S. GOVERNMENT & AGENCY ISSUES - 9.2%
Federal Home Loan Bank
Callable 12/26/2004
3.35% due 12/26/2008	1,000,000	990,953

U.S. Treasury Notes
6.50% due 05/15/2005	1,000,000	1,027,501
7.50% due 02/15/2005	1,000,000	1,021,016
3.125% due 04/15/2009	1,000,000	993,555
5.50% due 05/15/2009	1,000,000	1,095,547
5.75% due 08/15/2010	750,000	836,338
4.875% due 02/15/2012	1,000,000	1,066,016

Total U.S. Government & Agency issues
(Cost $6,971,298)		7,030,926

SHORT-TERM INVESTMENTS - 2.2%
Nations Money Market Reserves - Capital Shares
1.55%	1,708,038	1,708,038

Total short-term investments		1,708,038
(Cost $1,708,038)

Total Investments - 97.9%
(Cost $73,341,485)		74,674,458

Other Assets in Excess of Liabilities - 2.1%		1,567,811
Total Net Assets - 100.0%		$76,242,269

(a) -	Foreign security.

LCKM International Fund

SCHEDULE OF INVESTMENTS

September 30, 2004 (Unaudited)

LKCM International Fund (the “Fund”) invests substantially all of its assets in TT EAFE Portfolio (the “Portfolio”).
As of September 30, 2004, the Fund owned 34.36% of the Portfolio.   The schedule of investments of the Portfolio is as follows:

COMMON STOCK - 89.38%	Shares	Value US $

AUSTRALIA - 0.87%
Papers & Packaging - 0.87%
Amcor Ltd.	178,009	925,795

Total Australia		925,795

CHINA - 0.76%
Insurance - 0.76%
China Life Insurance Co. Ltd.*	1,261,000	808,536

Total China		808,536

FRANCE - 4.75%
Banks - 0.61%
Credit Agricole SA	23,941	652,975

Computers - 0.73%
Atos Origin*	14,119	779,466

Oil & Gas - 3.41%
Total SA	17,761	3,617,702

Total France		5,050,143

GERMANY - 9.11%
Automotive - 1.76%
Bayerische Motoren Werke AG*	45,472	1,869,363

Diversified Operations - 1.39%
Siemens AG*	20,105	1,478,498

Diversified Telecommunications - 1.41%
Deutsche Telekom AG*	80,436	1,492,529

Insurance - 3.42%
Muenchener Rueckversicherungs AG*	37,758	3,637,210

Transportation Services - 1.13%
Deutsche Post AG*	61,612	1,196,040

Total Germany		9,673,640

COMMON STOCK (continued)	Shares	Value US $

HONG KONG - 2.21%
Diversified Operations - 0.32%
China Resources Enterprise Ltd.	266,000	346,227

Diversified Telecommunications - 0.38%
PCCW Ltd.*	607,000	400,876

Electronic Equipment & Instruments - 0.53%
Johnson Electric Holdings	571,000	560,159

Real Estate - 0.98%
Henderson Land Development Ltd.	217,000	1,037,965

Total Hong Kong		2,345,227

ITALY - 1.70%
Banks - 1.60%
Capitalia SPA	463,308	1,703,269

Electric - 0.10%
Enel SPA	13,125	107,262

Total Italy		1,810,531

JAPAN - 28.93%
Automotive - 2.52%
Bridgestone Corp.	57,000	1,057,615
Toyota Motor Corp.	42,200	1,615,787

		2,673,402

Banks - 9.58%
Bank of Yokohama Ltd.	232,000	1,246,146
Mitsubishi Tokyo Financial Group Inc.	296	2,484,798
Mitsui Trust Holdings Inc.	126,000	794,538
Mizuho Financial Group Inc.	797	2,993,767
Sumitomo Mitsui Financial Group Inc.	205	1,171,801
Sumitomo Trust & Banking Co. Ltd.	251,000	1,484,843

		10,175,893

COMMON STOCK (continued)	Shares	Value US $

JAPAN (continued)
Commercial Services & Supplies - 0.08%
Park24 Co. Ltd.	2,900	85,251

Computers - 0.08%
Nomura Research Institute Ltd.	1,100	88,527

Diversified Operations - 3.75%
Bandai Co. Ltd.	6,400	150,687
Daikin Industries Ltd.	4,000	96,720
Daiwa House Industry Co. Ltd.	118,000	1,153,074
JGC Corp.	29,000	294,960
Kajima Corp.	185,000	604,273
Lawson Inc.	6,900	239,151
Sekisui Chemical Co. Ltd.	116,000	799,891
Tostem Inax Holding Corp.	35,000	639,886

		3,978,642

Diversified Telecommunications - 0.90%
Softbank Corp.	20,600	955,097

Electronic Equipment & Instruments - 0.24%
Keyence Corp.	1,200	252,379

Financial Services - 4.16%
Credit Saison Co. Ltd.	47,900	1,473,311
Orix Corp.	10,700	1,097,038
Promise Co. Ltd.	22,200	1,452,271
SFCG Co. Ltd.	2,010	395,015

		4,417,635

Insurance - 2.51%
Millea Holdings Inc.	124	1,597,604
T&D Holdings Inc.*	24,300	1,062,705

		2,660,309

Real Estate - 1.47%
Mitsui Fudosan Co. Ltd.	127,000	1,320,528
Sumitomo Realty & Development Co. Ltd.	23,000	245,203

		1,565,731

COMMON STOCK (continued)	Shares	Value US $

JAPAN (continued)
Retailers - 0.76%
Citizen Watch Co. Ltd.	25,000	244,749
Fast Retailing Co. Ltd.	8,300	564,052

		808,801

Television - 1.17%
Fuji Television Network Inc.	613	1,245,856

Trading Companies & Distributors - 1.08%
Mitsui & Co. Ltd.	137,000	1,147,312

Transportation Services - 0.63%
Tokyu Corp.	147,000	669,546

Total Japan		30,724,381

MALAYSIA - 0.93%
Banks - 0.60%
Commerce Asset Holdings BHD	534,400	632,842

Diversified Operations - 0.33%
IOI Corp. BHD	142,800	351,363

Total Malaysia		984,205

NETHERLANDS - 1.48%
Diversified Operations - 1.48%
European Aeronautic Defense and Space Co.*	59,276	1,570,331

Total Netherlands		1,570,331

NORWAY - 0.30%
Oil & Gas - 0.30%
Statoil ASA*	21,900	313,949

Total Norway		313,949

SINGAPORE - 1.18%
Electronic Equipment & Instruments - 0.67%
Venture Corp. Ltd.	73,000	715,431

COMMON STOCK (continued)	Shares	Value US $

SINGAPORE (continued)
Real Estate - 0.51%
CapitaLand Ltd.	510,000	542,231

Total Singapore		1,257,662

SOUTH KOREA - 1.04%
Banks - 1.04%
Kookmin Bank*	35,070	1,110,119

Total South Korea		1,110,119

SWITZERLAND - 9.85%
Banks - 6.07%
Credit Suisse Group*	117,176	3,739,460
UBS AG*	38,443	2,706,126

		6,445,586

Building Materials - 0.98%
Holcim Ltd.*	19,719	1,039,878

Chemicals - 1.01%
Syngenta AG*	11,299	1,076,785

Pharmaceuticals - 1.79%
Roche Holdings AG*	18,440	1,904,989

Total Switzerland		10,467,238

TAIWAN - 1.28%
Banks - 1.01%
First Financial Holdings Co. Ltd.*	1,444,000	1,075,455

Diversified Telecommunications - 0.27%
D-Link Corp.	255,356	280,388

Total Taiwan		1,355,843

THAILAND - 1.70%
Banks - 0.73%
Kasikornbank PCL*	344,900	387,154

COMMON STOCK (continued)	Shares	Value US $

THAILAND (continued)
Kasikornbank PCL NVDR*	354,200	384,768

		771,922

Building Materials - 0.64%
Siam Cement PCL NVDR*	117,700	676,224

Oil & Gas - 0.33%
PTT PCL*	86,400	352,483

Total Thailand		1,800,629

UNITED KINGDOM - 23.29%
Airlines - 1.40%
British Airways PLC*	395,526	1,485,126

Banks - 8.03%
HBOS PLC	331,141	4,470,149
Royal Bank of Scotland Group	52,126	1,505,420
Standard Chartered PLC	148,612	2,550,712

		8,526,281

Beverages, Food & Tobacco - 3.25%
British American Tobacco PLC*	135,717	1,967,148
Tesco PLC	288,746	1,490,431

		3,457,579

Diversified Operations - 1.95%
Rolls-Royce Group PLC*	452,690	2,074,534

Entertainment - 1.64%
Carnival PLC*	35,337	1,737,359

Metals & Mining - 2.68%
Anglo American PLC	93,760	2,248,039
Lonmin PLC	30,123	596,874

		2,844,913

Television - 2.40%
British Sky Broadcasting PLC	36,887	319,894
ITV PLC*	1,140,828	2,224,373

		2,544,267

COMMON STOCK (continued)	Shares	Value US $

UNITED KINGDOM (continued)
Wireless Telecommunications Services - 1.94%
mm02 PLC*	1,160,256	2,062,798

Total United Kingdom		24,732,857

Total Common Stock (Cost $93,875,919)		94,931,086

PREFERRED STOCK - 1.67%

GERMANY - 1.67%
Porsche AG*	2,731	1,774,541

Total Germany		1,774,541

Total Preferred Stock (Cost $1,691,319)		1,774,541

EQUITY PERFORMANCE LINKED NOTE - 2.96%
INDIA - 0.53%
Industrial Development Bank of India*	284,606	564,772

Total India		564,772

JAPAN - 2.43%
UBS Japan Mid-Cap Index* JPY	187,400,000	2,579,141

Total Japan		2,579,141

Total Equity Performance Linked Note (Cost $3,021,916)		3,143,913

Total Investments - 94.01% (Cost $98,589,154)†		99,849,540
Other Assets in Excess of Liabilities, Net - 5.99%		6,363,982

Total Net Assets - 100.00%		106,213,522

* Non-income producing security.
JPY — Japanese Yen
NVDR — Non-Voting Depositary Receipt

† At September 30, 2004, the tax basis cost of the Portfolio's investments was $98,589,154, and the unrealized appreciation and depreciation were $4,953,817 and $3,693,431, respectively.

Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains of losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. At September 30, 2004, the Portfolio had the following open forward foreign currency contracts outstanding:

					Net Unrealized
Settlement		Currency to		Currency to	Appreciation/
Date		Deliver		Receive	(Depreciation)
11/17/04	JPY	539,598,630	AUD	7,090,000	200,253
10/18/04	SGD	2,244,128	EUR	1,070,000	(4,855)
10/7/2004-11/19/04	JPY	2,932,883,272	EUR	21,730,000	338,840
11/30/04	HKD	22,489,500	EUR	2,350,000	28,388
11/04/04	GBP	1,752,641	EUR	2,550,000	3,915
11/19/04	EUR	780,000	JPY	106,899,000	4,397
10/29/04	GBP	1,480,000	SEK	19,566,671	16,728
10/18/04	EUR	350,000	SGD	730,800	(350)
10/04/04	EUR	150,000	USD	186,225	(65)
					$ 587,251
AUD — Australian Dollar

EUR — Euro

GBP — Great British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds
By (Signature and Title) /s/ J. Luther King, Jr.
               J. Luther King, Jr., President

Date 11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ J. Luther King, Jr.
                J. Luther King, Jr., President

Date 11/29/04

By (Signature and Title)* /s/ Jacqui Brownfield
                Jacqui Brownfield, Treasurer

Date 11/26/04

* Print the name and title of each signing officer under his or her signature.